ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 3.1%
10,000	AeroVironment, Inc.(a)	$ 1,022,800

	ELECTRICAL EQUIPMENT - 3.7%
30,000	Allied Motion Technologies, Inc.	1,198,200

	MACHINERY - 40.2%
30,000	ATS Corporation(a)	1,380,281
60,000	Daifuku Company Ltd.	1,223,688
50,000	FANUC Corporation	1,743,869
20,000,000	FBR Ltd.(a)	346,343
25,000	GEA Group A.G.	1,045,122
4,000	Kardex Holding A.G.	896,079
2,500	Keyence Corporation	1,175,690
25,000	KION Group A.G.	1,005,565
500,000	Kraken Robotics, Inc.(a)	184,943
10,000	Krones A.G.	1,212,353
375,000	Scott Technology Ltd.	725,049
25,000	Symbotic, Inc., Class A(a),(b)	1,070,250
25,000	Yaskawa Electric Corporation	1,140,688
		13,149,920
	MEDICAL EQUIPMENT & DEVICES - 25.8%
350,000	Accuray, Inc.(a),(b)	1,354,500
500,000	Asensus Surgical, Inc.(a),(b)	252,500
5,000	Intuitive Surgical, Inc.(a)	1,709,700
100,000	Microbot Medical, Inc.(a),(b)	272,000
50,000	PROCEPT BioRobotics Corporation(a),(b)	1,767,500
20,000	Siemens Healthineers A.G.	1,131,820
50,000	Smith & Nephew plc	805,151
550,000	Stereotaxis, Inc.(a),(b)	841,500
175,000	Vicarious Surgical, Inc.(a),(b)	320,250
		8,454,921
	SEMICONDUCTORS - 4.4%
35,000	Infineon Technologies A.G.	1,443,120

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	SOFTWARE - 12.4%
25,000	Mobileye Global, Inc., Class A(a),(b)	$ 960,500
15,000	Omnicell, Inc.(a),(b)	1,105,050
200,000	SoundHound AI, Inc. (a),(b)	910,000
2,500	Synopsys, Inc.(a)	1,088,525
		4,064,075
	TECHNOLOGY HARDWARE - 4.2%
500,000	Draganfly, Inc.(a),(b)	640,000
250,000	Nano Dimension Ltd. - ADR(a),(b)	722,500
		1,362,500
	TECHNOLOGY SERVICES - 2.2%
200,000	FiscalNote Holdings, Inc.(a),(b)	728,000

	TOTAL COMMON STOCKS (Cost $27,603,004)	31,423,536

	SHORT-TERM INVESTMENTS — 33.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL- 30.8%
10,091,225	Mount Vernon Liquid Assets Portfolio, 5.22% (Cost $10,091,225)(c) (d)	10,091,225

	MONEY MARKET FUND - 3.1%
1,021,200	First American Treasury Obligations Fund, Class X, 5.03% (Cost $1,021,200)(d)	1,021,200

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,112,425)	11,112,425

	TOTAL INVESTMENTS - 129.9% (Cost $38,715,429)	$ 42,535,961
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.9)%	(9,794,314)
	NET ASSETS - 100.0%	$ 32,741,647

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2023 was $9,185,718.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $10,091,225 at June 30, 2023.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.